Financial Instruments - Class of Assets and Liabilities Subject to Recurring Fair Value Measurements Categorized Within Level 3 (Details)	12 Months Ended
Dec. 31, 2023
Investments in Financial Instruments
Percentage of reasonably possible increase in risk assumption	10.00%
Non-recurring basis
Investments in Financial Instruments
Expected future cash flow time period	5 years